INVESTMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading Securities
Trading securities, net unrealized gains (losses)	$ 19	$ 40	$ 12
Marketable securities	229	315
Other assets	93	94
Trading Securities	$ 322	$ 409